UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23027
JOHN HANCOCK COLLATERAL TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2024
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the period ended December 31, 2024:
John Hancock Collateral Trust

John Hancock Collateral Trust
Annual SHAREHOLDER REPORT | December 31, 2024
This annual shareholder report contains important information about the John Hancock Collateral Trust (the fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the fund at jhinvestments.com/collateral-trust. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Collateral Trust	$10	0.10%
Fund Statistics
Fund net assets	$1,995,620,762
Total number of portfolio holdings	66
Total advisory fees paid (net)	$933,431
Weighted Average Maturity	27 Days
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
U.S. Government Agency	48.1%
U.S. Government	31.7%
Repurchase agreement	20.2%

Maturity Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's registration statement . For more information, please refer to the "Risks" section of the registration statement .
Material Fund Changes
At its meeting held on June 25-27, 2024, the Board of Trustees of the Trust approved the conversion of the fund from an institutional prime money market fund to a government money market fund that will continue to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). The conversion became effective on September 27, 2024.
The investment objective of the fund to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default did not change. However, the implementation of the investment objective changed as the fund now operates as a “government money market fund” in accordance with Rule 2a-7 under the 1940 Act, as amended.
This is a summary of certain changes to the fund since 1-1-24 . For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/collateral-trust by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/collateral-trust, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
Manulife, Manulife Investment Management, Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by it, and by its affiliates under license.
315A

12/24
2/25

ITEM 2. CODE OF ETHICS.

As of the end of the year, December 31, 2024, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $42,319 and $40,601 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $684 and $629 for fiscal years ended December 31, 2024 and December 31, 2023, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $3,263 and $3,168 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $369 for the fiscal years ended December 31, 2024 and December 31, 2023, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended December 31, 2024, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $672,681 for the fiscal year ended December 31, 2024 and $1,177,587 for the fiscal year ended December 31, 2023.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended December 31, 2024 for the following fund:

John Hancock Collateral Trust

Annual Financial Statements & Other N-CSR Items
John Hancock
Collateral Trust
Fixed income
December 31, 2024

John Hancock
Collateral Trust

2	Fund’s investments
5	Financial statements
8	Financial highlights
9	Notes to financial statements
14	Report of independent registered public accounting firm
1	JOHN HANCOCK COLLATERAL TRUST |

Fund’s investments
AS OF 12-31-24
	Maturity date	Yield (%)	Par value^	Value
U.S. Government Agency 48.5%				$968,392,982
(Cost $968,301,694)
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.020%) (A)	05-15-25	4.451	10,000,000	10,000,193
Federal Agricultural Mortgage Corp. (U.S. Federal Funds Effective Rate + 0.350%) (A)	06-19-26	4.551	10,000,000	10,026,165
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.140%) (A)	10-15-26	4.573	10,000,000	9,999,747
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.200%) (A)	04-04-25	4.631	10,000,000	10,005,259
Federal Agricultural Mortgage Corp.	01-30-25 to 06-06-25	4.324 to 4.377	18,000,000	17,792,909
Federal Agricultural Mortgage Corp. (Overnight SOFR + 0.160%) (A)	08-28-26 to 11-02-26	4.593	50,000,000	49,998,206
Federal Farm Credit Bank (Prime rate - 3.050%) (A)	01-21-25	4.400	12,770,000	12,770,817
Federal Farm Credit Bank (Overnight SOFR + 0.010%) (A)	04-15-25	4.441	25,000,000	25,001,157
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.140%) (A)	08-12-26	4.537	20,000,000	19,997,980
Federal Farm Credit Bank (U.S. Federal Funds Effective Rate + 0.160%) (A)	08-26-26	4.552	30,000,000	29,999,823
Federal Farm Credit Bank (Prime rate - 2.980%) (A)	01-09-25	4.583	7,000,000	7,000,129
Federal Farm Credit Bank (Overnight SOFR + 0.180%) (A)	03-20-25	4.612	5,000,000	5,001,822
Federal Farm Credit Bank	07-03-25 to 12-09-25	4.360 to 4.391	13,115,000	12,922,630
Federal Home Loan Bank (Overnight SOFR + 0.010%) (A)	04-15-25	4.441	10,000,000	10,000,466
Federal Home Loan Bank (Overnight SOFR + 0.020%) (A)	06-02-25	4.451	25,000,000	24,999,489
Federal Home Loan Bank (Overnight SOFR + 0.030%) (A)	03-21-25	4.461	38,500,000	38,504,540
Federal Home Loan Bank (Overnight SOFR + 0.140%) (A)	06-17-25	4.482	2,220,000	2,221,358
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK COLLATERAL TRUST	2

	Maturity date	Yield (%)	Par value^	Value
Federal Home Loan Bank (Overnight SOFR + 0.150%) (A)	01-30-25	4.583	5,000,000	$5,000,215
Federal Home Loan Bank (Overnight SOFR + 0.190%) (A)	10-29-26	4.623	18,000,000	17,999,886
Federal Home Loan Bank (Overnight SOFR + 0.015%) (A)	01-09-25 to 05-01-25	4.446	31,000,000	31,000,465
Federal Home Loan Bank	01-02-25 to 01-30-26	4.309 to 4.791	594,496,000	591,449,862
Federal Home Loan Mortgage Corp.	01-07-25	4.556	8,722,000	8,714,860

Federal National Mortgage Association	01-21-25 to 12-17-25	4.432 to 4.513	18,265,000	17,985,004
U.S. Government 31.9%				$636,623,564
(Cost $636,390,070)
U.S. Treasury Bill	01-02-25 to 03-20-25	4.532 to 5.023	252,166,900	251,551,769

U.S. Treasury Note (3 month USBMMY + 0.170%) (A)	10-31-25	4.526	36,000,000	36,011,918
U.S. Treasury Note (3 month USBMMY + 0.169%) (A)	04-30-25	4.540	250,000,000	250,049,448
U.S. Treasury Note (3 month USBMMY + 0.200%) (A)	01-31-25	4.558	84,000,000	84,002,725
U.S. Treasury Note (3 month USBMMY + 0.182%) (A)	07-31-26	4.571	15,000,000	15,007,704

	Par value^	Value
Repurchase agreement 20.4%		$405,913,689
(Cost $405,913,689)
Barclays Tri-Party Repurchase Agreement dated 12-31-24 at 4.450% to be repurchased at $82,563,406 on 1-2-25, collateralized by $87,381,900 U.S. Treasury Notes, 1.125% - 2.250% due 3-31-26 to 10-31-26 (valued at $84,214,698)	82,543,000	82,543,000
Goldman Sachs Tri-Party Repurchase Agreement dated 12-31-24 at 3.500% to be repurchased at $29,005,639 on 1-2-25, collateralized by $1,400 U.S. Treasury Bills, 0.000% due 10-30-25 (valued at $1,352), $13,593,900 U.S. Treasury Bonds, 1.125% - 4.500% due 5-15-38 to 2-15-54 (valued at $9,647,751), $20,065,600 U.S. Treasury Notes, 0.250% - 4.625% due 2-15-25 to 11-15-34 (valued at $19,928,547), $1,085 U.S. Treasury Interest STRIPS, 0.000% due 11-15-26 to 2-15-42 (valued at $893) and $26,500 U.S. Treasury Principal STRIPS, 0.000% due 5-15-52 to 2-15-54 (valued at $7,210)	29,000,000	29,000,000
Repurchase Agreement with State Street Corp. dated 12-31-24 at 1.630% to be repurchased at $883,769 on 1-2-25, collateralized by $742,800 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-25 (valued at $901,520)	883,689	883,689
3	JOHN HANCOCK COLLATERAL TRUST |	SEE NOTES TO FINANCIAL STATEMENTS

	Par value^	Value
Repurchase Agreement with State Street Corp. dated 12-31-24 at 4.450% to be repurchased at $293,559,557 on 1-2-25, collateralized by $279,436,200 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-27 (valued at $299,356,902)	293,487,000	$293,487,000

Total investments (Cost $2,010,605,453) 100.8%		$2,010,930,235
Other assets and liabilities, net (0.8)%		(15,309,473)
Total net assets 100.0%		$1,995,620,762

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
USBMMY	U.S. Treasury Bill Money Market Yield
(A)	Variable rate obligation.
At 12-31-24, the aggregate cost of investments for federal income tax purposes was $2,010,605,453. Net unrealized appreciation aggregated to $324,782, of which $354,655 related to gross unrealized appreciation and $29,873 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK COLLATERAL TRUST	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 12-31-24

Assets
Unaffiliated investments, at value (Cost $1,604,691,764)	$1,605,016,546
Repurchase agreements, at value (Cost $405,913,689)	405,913,689
Total investments, at value (Cost $2,010,605,453)	2,010,930,235
Interest receivable	5,341,020
Other assets	128,414
Total assets	2,016,399,669
Liabilities
Distributions payable	2,403,382
Payable for investments purchased	18,160,000
Payable to affiliates
Administrative services fees	54,882
Transfer agent fees	5,000
Trustees’ fees	3,239
Other liabilities and accrued expenses	152,404
Total liabilities	20,778,907
Net assets	$1,995,620,762
Net assets consist of
Paid-in capital	$1,994,833,119
Total distributable earnings (loss)	787,643
Net assets	$1,995,620,762

Net asset value per share
Based on 199,485,649 shares of beneficial interest outstanding - unlimited number of shares authorized with no par value	$10.00
5	JOHN HANCOCK Collateral Trust |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 12-31-24

Investment income
Interest	$111,553,545
Expenses
Investment management fees	10,434,895
Administrative services fees	399,290
Transfer agent fees	60,000
Trustees’ fees	48,890
Custodian fees	199,463
Printing and postage	35,812
Professional fees	347,602
Other	82,744
Total expenses	11,608,696
Less expense reductions	(9,501,464)
Net expenses	2,107,232
Net investment income	109,446,313
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	451,885
451,885
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	251,765
251,765
Net realized and unrealized gain	703,650
Increase in net assets from operations	$110,149,963
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Collateral Trust	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 12-31-24	Year ended 12-31-23
Increase (decrease) in net assets
From operations
Net investment income	$109,446,313	$144,545,297
Net realized gain (loss)	451,885	(3,757)
Change in net unrealized appreciation (depreciation)	251,765	1,269,489
Increase in net assets resulting from operations	110,149,963	145,811,029
Distributions to shareholders
From earnings	(109,446,314)	(144,545,297)
Total distributions	(109,446,314)	(144,545,297)
Fund share transactions
Shares issued	32,021,574,501	41,736,059,851
Distributions reinvested	72,277,230	94,927,864
Repurchased	(32,443,887,240)	(42,583,568,405)
Total from fund share transactions	(350,035,509)	(752,580,690)
Total decrease	(349,331,860)	(751,314,958)
Net assets
Beginning of year	2,344,952,622	3,096,267,580
End of year	$1,995,620,762	$2,344,952,622
Share activity
Shares outstanding
Beginning of year	234,490,603	309,746,148
Shares issued	3,202,025,796	4,174,925,111
Distributions reinvested	7,227,751	9,496,015
Shares repurchased	(3,244,258,501)	(4,259,676,671)
End of year	199,485,649	234,490,603
7	JOHN HANCOCK Collateral Trust |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Period ended	12-31-24	12-31-23	12-31-22	12-31-21	12-31-20
Per share operating performance
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.01	$10.01
Net investment income[1]	0.52	0.51	0.21	0.01	0.06
Net realized and unrealized gain (loss) on investments	—[2]	—[2]	(0.04)	(0.01)	—[2]
Total from investment operations	0.52	0.51	0.17	0.00	0.06
Less distributions
From net investment income	(0.52)	(0.51)	(0.17)	(0.01)	(0.06)
From net realized gain	—	—	—	—[2]	—
Total distributions	(0.52)	(0.51)	(0.17)	(0.01)	(0.06)
Net asset value, end of period	$10.00	$10.00	$10.00	$10.00	$10.01
Total return (%)[3]	5.33	5.26	1.64	0.04	0.64
Ratios and supplemental data
Net assets, end of period (in millions)	$1,996	$2,345	$3,096	$1,257	$1,152
Ratios (as a percentage of average net assets):
Expenses before reductions	0.55	0.54	0.54	0.55	0.54
Expenses including reductions	0.10	0.09	0.09	0.10	0.09
Net investment income	5.18	5.09	2.11	0.05	0.64
Portfolio turnover (%)	—	—	—[4]	21[5]	96[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Effective November 19, 2021, the fund converted to a money market fund, and therefore, portfolio turnover is no longer required.
[5]	The calculation of portfolio turnover excludes amounts from all securities whose maturities or expiration dates at the time of acquisition were one year or less, which represents a significant amount of the investments held by the fund.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Collateral Trust	8

Notes to financial statements
Note 1—Organization
John Hancock Collateral Trust (the fund) is the sole series of John Hancock Collateral Trust (the Trust), an open-end management investment company organized under the Investment Company Act of 1940, as amended (the 1940 Act). The fund is a privately offered 1940 Act registered government money market fund and beneficial interests of the fund are not registered under the Securities Act of 1933, as amended. The current investors in the fund are investment companies advised by John Hancock Investment Management LLC, the fund’s investment advisor (the Advisor), or its affiliates. The fund serves primarily as an investment vehicle for cash received as collateral by affiliated funds for participation in securities lending. The fund also serves as an investment vehicle for an overnight cash sweep for affiliated funds. The fund may impose discretionary liquidity fees if the Board of Trustees of the Trust deems it to be in the fund’s best interest.
The investment objective of the fund is to seek current income, while maintaining adequate liquidity, safeguarding the return of principal and minimizing risk of default. The fund invests only in U.S. dollar-denominated securities that, at the time of investment, are "eligible securities" as defined by Rule 2a-7 under the 1940 Act. The fund’s net asset value (NAV) varies daily.
At its meeting held on June 25-27, 2024, the Board of Trustees of the Trust approved the conversion of the fund from an institutional prime money market fund to a government money market fund.
Effective September 27, 2024, in accordance with Rule 2a-7, the fund is designated as a government money market fund and is required to utilize current market-based prices to value its portfolio securities and transact at a floating net asset value (NAV) that uses four-decimal-place precision ($10.0000). Because the share price of the fund will fluctuate, when a shareholder sells its shares, they may be worth more or less than what the shareholder originally paid for them.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
9	JOHN HANCOCK Collateral Trust |

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2024, all investments are categorized as Level 2 under the hierarchy described above.
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused
| JOHN HANCOCK Collateral Trust	10

portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended December 31, 2024, the fund had no borrowings under the line of credit. Commitment fees for the year ended December 31, 2024 were $8,410.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of December 31, 2024, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended December 31, 2024 and 2023 was as follows:
	December 31, 2024	December 31, 2023
Ordinary income	$109,446,314	$144,545,297
As of December 31, 2024, the components of distributable earnings on a tax basis consisted of $447,301 of undistributed ordinary income and $15,560 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at December 31, 2024.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
The Advisor serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Placement Agent), performs services related to the offering and sale of shares of the fund. The Advisor and the Placement Agent are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation (MFC).
11	JOHN HANCOCK Collateral Trust |

Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.500% of the first $1.5 billion of the fund’s average net assets and (b) 0.480% of the fund’s average net assets in excess of $1.5 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive its management fee by 0.45% of the fund’s average net assets. The expense waiver will remain in effect until April 30, 2025, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time and may be terminated at any time thereafter.
The expense reductions described above amounted to $9,501,464 for the year ended December 31, 2024.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in the future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended December 31, 2024, were equivalent to a net annual effective rate of 0.04% of the fund’s average daily net assets.
Administrative services fees. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These administrative services fees incurred, for the year ended December 31, 2024, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (the Transfer Agent), an affiliate of the Advisor. Monthly, the fund pays the Transfer Agent a fee which is based on an annual rate of $60,000. The fund also pays certain out-of-pocket expenses to the Transfer Agent.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$42,800,000	1	5.805%	$6,902
Note 5—New rule issuance
On July 12, 2023, the Securities and Exchange Commission (SEC) adopted amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules and forms related to money market funds that impacts how money market funds operate. The Advisor is compliant with all applicable amendments.
Note 6—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial
| JOHN HANCOCK Collateral Trust	12

position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
13	JOHN HANCOCK Collateral Trust |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Collateral Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Collateral Trust (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK COLLATERAL TRUST	14

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Collateral Trust. It is not authorized for distribution to prospective investors unless preceded or accompanied by a registration statement.
315A 12/24
2/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATE PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Collateral Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	February 24, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	February 24, 2025